Other Assets and Other Financial Assets (Tables)	12 Months Ended
Dec. 31, 2024
Non-current assets [abstract]
Summary of Other Non-Current Assets
14.1 Other non-current assets

	December 31, 2024		December 31, 2023
Agreements with customers, net of accumulated amortization and other rights	Ps.	1,015	Ps.	766
Non-current prepaid advertising expenses		228		238
Guarantee deposits (1)		1,472		1,410
Prepaid bonuses		451		445
Advances to acquire property, plant and equipment		1,744		1,432
Recoverable taxes		1,938		2,120
Indemnifiable assets from business combinations (2)		714		1,030
Others		967		1,055
	Ps.	8,529	Ps.	8,496

(1)As it is customary in Brazil, the Company is required to guarantee tax, legal and labor contingencies by guarantee deposits including those related to business acquisitions. See Note 26.7.
(2)Corresponds to indemnification assets that are warranted by former Vonpar owners in accordance with the share purchase agreement.

Summary of Other Non-Current Financial Assets
14.2 Other non-current financial assets

	December 31, 2024		December 31, 2023
Non-current accounts receivable (2)	Ps.	4,509	Ps.	1,686
Derivative financial instruments (see Note 21)		10,467		3,880
Others		1,864		1,587
Other investments measured at FVTPL (1)		6,440		7,514
	Ps.	23,280	Ps.	14,667

(1)The Company maintains an investment in Heineken shares that are linked to the Exchangeable Bond issued in February 2023.
(2)Includes long-term notes receivable held to maturity for Ps. 690, as well as long-term receivable for Ps. 506 related to Health Division.